Contract Assets and Liabilities - Components of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Unbilled revenue	$ 788	$ 749
Contract assets	890	3,047
Total contract assets - current	1,678	3,796
Total contract liabilities - current	11,266	14,537
Long-term contract liabilities	568	2,559
Contract Comission
Disaggregation of Revenue [Line Items]
Total contract liabilities - current	184	507
Services Minus Contract Commissions
Disaggregation of Revenue [Line Items]
Total contract liabilities - current	$ 11,082	$ 14,030